Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	0000773757
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013